Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
Common Stocks - 95.7%

Banks - 10.37%
Bank of America Corp.	34,050	1,756,640
JP Morgan Chase & Co.	10,441	3,293,405
		5,050,044

Capital Markets - 8.83%
Ares Management Corp.	5,470	874,598
Houlihan Lokey, Inc. Class A	10,556	2,167,358
Stifel Financial Corp.	11,105	1,260,084
		4,302,041

Chemicals - 2.42%
Linde Plc.	2,486	1,180,850
		1,180,850

Construction Materials - 2.79%
CRH Public Ltd. Co.	11,351	1,360,985
		1,360,985

Electrical Equipment - 4.79%
Eaton Corp. Plc.	6,241	2,335,694
		2,335,694

Entertainment - 2.47%
Walt Disney Co.	10,511	1,203,510
		1,203,510

Food Products - 2.06%
Kellanova	12,214	1,001,792
		1,001,792

Health Care - 1.84%
Zoetis, Inc.	6,117	895,039
		895,039

Hotels, Restaurants & Leisure - 5.61%
Marriott International, Inc.	3,525	918,051
McDonalds Corp.	4,600	1,397,894
Wyndham Hotels & Resorts, Inc.	5,240	418,676
		2,734,621

Household Products - 3.07%
Procter & Gamble Co.	9,739	1,496,397
		1,496,397

IT Services - 1.95%
Accenture Plc.	3,850	949,410
		949,410

Industrial Conglomerates - 3.02%
Honeywell International, Inc.	7,000	1,473,500
		1,473,500

Industrials - 5.62%
Paccar, Inc.	9,558	939,743
General Dynamics Corp.	5,267	1,796,047
		2,735,790

Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	5,860	909,999
EOG Resources, Inc.	13,174	1,477,069
		2,387,068

Pharmaceuticals - 9.03%
AbbVie, Inc.	12,219	2,829,187
Johnson & Johnson	8,479	1,572,176
		4,401,363

Real Estate Investment Trusts - 2.81%
American Tower Corp.	7,123	1,369,895
		1,369,895

Semiconductors & Semiconductor Equipment - 8.74%
Broadcom, Inc.	10,167	3,354,195
Qualcomm, Inc.	5,420	901,671
		4,255,866

Software - 6.05%
Microsoft Corp.	5,690	2,947,136
		2,947,136

Specialty Retail - 4.05%
The Home Depot, Inc.	4,875	1,975,301
		1,975,301

Technology Harware, Storage & Peripheral - 5.27%
Apple, Inc.	10,075	2,565,397
		2,565,397

TOTAL COMMON STOCKS (Cost $27,391,811)		46,621,700

Money Market Funds - 4.35%
Federated Hermes Government Obligations Fund - Institutional Class 3.98% (a)	2,118,440	2,118,440
		2,118,440

TOTAL MONEY MARKET FUNDS (Cost $2,118,440)		2,118,440

TOTAL INVESTMENTS (Cost $29,510,251) - 100.05%		48,740,140

Liabilities In Excess of Other Assets - (0.07)%		(23,349)

TOTAL NET ASSETS - 100.00%		$ 48,716,791

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2025.